REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,154		$ 1,236
Revenues relating to contract liabilities outstanding	145	$ 163
Transaction price allocated to remaining performance obligations	$ 1,800